DEBT (Details) $ in Millions		12 Months Ended		24 Months Ended
	May 30, 2024 USD ($)	Dec. 31, 2024 USD ($) tranche	Dec. 31, 2023 USD ($)	Oct. 31, 2022 USD ($) tranche
Debt Instrument [Line Items]
Debt Instrument, Balloon Payment, Write-Off	$ 18.0
Secured Debt
Debt Instrument [Line Items]
Debt interest expense		$ 13.5	$ 31.8
Amortization of debt discount and accretion		$ 2.1	$ 4.9
2020 Loan Agreement
Debt Instrument [Line Items]
Number of tranches | tranche		2
2020 Loan Agreement | Secured Debt
Debt Instrument [Line Items]
Proceeds from the issuance of debt				$ 200.0
Number of tranches | tranche				7
Principal and interest payment period		23 months
Percentage of principal amount for final payment (as a percent)		9.00%
Periodic payment terms, final payment amount		$ 18.0
Deferred Debt Issuance Cost, Writeoff		2.3
Gain (Loss) on Extinguishment of Debt, before Debt Issuance Cost Writeoff		9.0
Gain (Loss) on Extinguishment of Debt		$ 211.3
2020 Loan Agreement | Secured Debt | Minimum
Debt Instrument [Line Items]
Prepayment fee (as a percent)		1.00%
2020 Loan Agreement | Secured Debt | Maximum
Debt Instrument [Line Items]
Prepayment fee (as a percent)		3.00%